Corporate Information (Details)		12 Months Ended
	Apr. 27, 2025	Mar. 31, 2026
Chaarat ZAAV CJSC
Corporate Information [Line Items]
Investment percentage	70.00%
Ownership interest in a joint venture to be held	30.00%	30.00%
Chaarat ZAAV CJSC
Corporate Information [Line Items]
Acquired interest percentage	100.00%
Tulkbash and Kyzyltash gold project
Corporate Information [Line Items]
Interest held in mining license	100.00%